General	12 Months Ended
Dec. 31, 2014
General [Abstract]
General

1. General

The Company

We are an independent aircraft leasing company with $43.9 billion of total assets on our balance sheet mainly consisting of 1,132 owned aircraft as of December 31, 2014.  Our ordinary shares are listed on the New York Stock Exchange (AER) and we have our headquarters in Amsterdam with offices in Los Angeles, Shannon, Dublin, Fort Lauderdale, Miami, Singapore, Shanghai, Abu Dhabi and representation offices at the world’s largest aircraft manufacturers, Boeing and Airbus in Seattle and Toulouse.

These consolidated financial statements include the accounts of AerCap Holdings N.V. and its subsidiaries (“AerCap” or the “Company”). AerCap Holdings N.V. is a Netherlands public limited liability company (“naamloze vennootschap” or “N.V.”) formed on July 10, 2006.

On May 14, 2014, AerCap successfully completed the ILFC Transaction, as further described in Note 4:  ILFC Transaction.

Genesis Funding Limited Transaction

On April 22, 2014, we completed the sale of 100% of the class A common shares in Genesis Funding Limited (“GFL”) to GFL Holdings, LLC, an affiliate of Wood Creek Capital Management, LLC. GFL had 37 aircraft in its portfolio with a net book value of $727 million.

Guggenheim Transaction

On June 27, 2013, we completed a transaction under which we sold eight Boeing 737-800 aircraft to ACSAL HOLDCO, LLC (“ACSAL”), an affiliate of Guggenheim, in exchange for cash and in addition we made a capital contribution of 19.4% in the equity of ACSAL. The aircraft are subject to long term leases to American Airlines. We will continue to service the Boeing 737-800 portfolio. Based on ASC 840 we concluded that we did not retain a substantial risk of ownership and therefore the assets were deconsolidated and a $10.5 million gain on sale was recognized.

We have assessed our ownership in ACSAL and have determined that it is a VIE. We further determined that while we do not have control and are not the PB of ACSAL, we do have significant influence and accordingly, we account for our investment in ACSAL under the equity method of accounting.

LATAM Transaction

On May 28, 2013, we entered into a $2.6 billion purchase and leaseback agreement with LATAM Airlines Group (“LATAM”) for 25 widebody aircraft, including 15 deliveries scheduled between 2014 and 2018. The aircraft consist of nine new Airbus A350-900s, four new Boeing 787-9s, and two new Boeing 787-8s from LATAM’s order backlog, and ten Airbus A330-200s with an average age of four years from LATAM’s existing fleet, which were purchased and leased back in June 2013. In accordance with ASC 805-50, we allocated the portfolio purchase price of $2.6 billion to individual aircraft acquired based on their relative fair values. As part of the transaction, we made payments of $659 million in June 2013, allocated $577 million to flight equipment held for operating leases relating to the ten aircraft delivered, and accounted for the other $82 million as prepayments on flight equipment for the remaining 15 aircraft to be delivered. As at December 31, 2014, 13 aircraft remain to be delivered.